STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock, par value $0.0001. On September 30, 2025, there were 2,295,800 common shares outstanding, excluding 8,000,000 shares subject to possible redemption.

Rights — Public Rights will entitle the holder to receive one-tenth common share per each Public Right. On September 30, 2025, the Company had 829,580 total rights including 800,000 Public Rights outstanding at the close of the IPO.

Warrants — The $15 Private Warrants entitles the holder to purchase one common share at an exercise price of $15.00 per each share, is exercisable for a period of 10 years from the date of Business Combination, is non-redeemable, and may be exercised on a cashless basis. Additionally, $15 Private Warrants and the shares issuable upon the exercise of the $15 Private Warrants are not to be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. The Company have 1,000,000 $15 Private Warrant outstanding at the close of the IPO.

The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described above, the warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period, the $15 Private Warrants may expire worthless.

NOTE 7. STOCKHOLDERS’ EQUITY

Common Shares — The Company is authorized to issue 5,000,000 shares of common stock, par value $0.0001. On August 21, 2024, Company issued a dividend of approximately 0.066 founder shares for every issued and outstanding founder share resulting in our initial stockholders holding an aggregate of 2,300,000 founder shares, an increase of 143,750 founder compared to 2,156,250 initial founder shares issued.

There were 2,300,000 Founder Shares issued and outstanding as of December 31, 2024. The Founder Shares will be exchanged into shares of common stock prior to or at the completion of the Proposed Offering.

Rights — Public Rights will entitle the holder to receive one-tenth common share per each Public Right. The Company will have 800,000 or (920,000 Public Rights if the underwriters’ over-allotment option is exercised in full).

Warrants — The $15 Private Warrants will entitle the holder to purchase one common share at an exercise price of $15.00 per each share, will be exercisable for a period of 10 years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $15 Private Warrants and the shares issuable upon the exercise of the $15 Private Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. The Company will have 1,000,000 $15 Private Warrant outstanding at the close of Proposed Offering.

The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described above, the warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period, the $15 Private Warrants may expire worthless.